Income Tax (Details) - Schedule of Net Deferred Tax Assets - CNY (¥)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Allowance of doubtful accounts	¥ 1,217,929	¥ 1,304,011
Less: Valuation allowance
Total deferred tax assets, net	¥ 1,217,929	¥ 1,304,011